KEELEY Small-Mid Cap Value Fund
Schedule of Investments—June 30, 2022 (Unaudited)
1
Shares
Market
Value
COMMON STOCKS  — 97.9%
Banking  — 2.9%
9,620 PacWest Bancorp ................................................ $ 256,469
15,067 Umpqua Holdings Corp. .................................. 252,674
5,310 Wintrust Financial Corp. ................................... 425,596
934,739
Broadcasting  — 1.4%
2,876 Nexstar Media Group Inc., Cl. A ...................... 468,443
Building and Construction  — 4.6%
6,786 Fortune Brands Home & Security Inc. ............. 406,346
17,742 Summit Materials Inc., Cl. A† ........................... 413,211
4,604 The Howard Hughes Corp.† ............................ 313,302
20,380 Tri Pointe Homes Inc.† ...................................... 343,811
1,476,670
Business Services  — 6.8%
7,080 IAA Inc.† ............................................................ 232,012
5,094 Lamar Advertising Co., Cl. A, REIT ................. 448,119
6,948 Nielsen Holdings plc ......................................... 161,333
24,006 Outfront Media Inc., REIT ................................ 406,902
14,248 Vontier Corp. ..................................................... 327,561
4,056 WEX Inc.† ........................................................... 630,951
2,206,878
Communication Services  — 1.2%
5,290 Ziff Davis Inc.† ................................................... 394,264
Computer Software and Services  — 4.2%
2,837 Black Knight Inc.† .............................................. 185,511
19,317 Cognyte Software Ltd.† ..................................... 82,097
34,315 N-able Inc.† ........................................................ 308,835
4,908 TD SYNNEX Corp. ............................................ 447,119
7,579 Verint Systems Inc.† .......................................... 320,971
1,344,533
Consumer Products  — 5.5%
6,262 Brunswick Corp. ................................................ 409,410
12,842 Kontoor Brands Inc. ........................................... 428,538
4,828 PVH Corp. .......................................................... 274,713
5,538 Spectrum Brands Holdings Inc. ........................ 454,227
15,610 The Aaron's Co. Inc. .......................................... 227,125
1,794,013
Containers and Packaging  — 0.5%
24,522 Ardagh Metal Packaging SA ............................. 149,584
Diversified Industrial  — 10.8%
6,262 Altra Industrial Motion Corp. .......................... 220,735
2,194 Chart Industries Inc.† ........................................ 367,232
6,278 Crane Holdings Co. ........................................... 549,702
11,026 Esab Corp. .......................................................... 482,388
43,428 GrafTech International Ltd. .............................. 307,036
9,422 GXO Logistics Inc.† ........................................... 407,690
4,585 ITT Inc. ............................................................... 308,295
18,513 nVent Electric plc ............................................... 580,012
5,378 XPO Logistics Inc.† ............................................ 259,004
3,482,094
Energy and Utilities  — 15.2%
11,798 Atlantica Sustainable Infrastructure plc ........... 380,603
15,248 ChampionX Corp. .............................................. 302,673
7,468 Chesapeake Energy Corp. ................................. 605,655
2,612 Diamondback Energy Inc. ................................. 316,444
4,356 Evergy Inc. ......................................................... 284,229
Shares
Market
Value
31,558 International Seaways Inc. ................................ $ 669,029
19,310 MDU Resources Group Inc. .............................. 521,177
14,932 NRG Energy Inc. ................................................ 569,954
3,764 Oasis Petroleum Inc. .......................................... 457,891
30,549 Primo Water Corp. ............................................. 408,746
57,494 TechnipFMC plc† ............................................... 386,935
4,903,336
Financial Services  — 17.8%
14,364 Air Lease Corp. .................................................. 480,188
14,219 Amerant Bancorp Inc. ....................................... 399,838
23,148 Anzu Special Acquisition Corp. I, Cl. A† ......... 226,850
13,562 Brightsphere Investment Group Inc. ................ 244,252
27,351 Enact Holdings Inc. ........................................... 587,499
25,412 Equitable Holdings Inc. ..................................... 662,491
11,869 FS KKR Capital Corp. ........................................ 230,496
7,442 Popular Inc. ........................................................ 572,513
6,037 SouthState Corp. ................................................ 465,755
15,066 Synovus Financial Corp. ................................... 543,129
21,865 Tastemaker Acquisition Corp., Cl. A† .............. 216,901
23,332 TLG Acquisition One Corp., Cl. A† .................. 228,654
16,197 Virtu Financial Inc., Cl. A .................................. 379,172
8,849 Voya Financial Inc. ............................................ 526,781
5,764,519
Food and Beverage  — 2.9%
6,044 Lamb Weston Holdings Inc. ............................. 431,904
9,440 Molson Coors Beverage Co., Cl. B .................... 514,575
946,479
Health Care  — 13.7%
23,692 Bausch Health Cos. Inc.† ................................... 198,065
19,424 CareTrust REIT Inc. ........................................... 358,179
13,478 Embecta Corp.† .................................................. 341,263
4,686 Enovis Corp.† ..................................................... 257,730
1,412 Laboratory Corp. of America Holdings ........... 330,916
22,608 Organon & Co. ................................................... 763,020
14,676 Perrigo Co. plc ................................................... 595,405
28,842 Sabra Health Care REIT Inc. ............................. 402,923
6,352 The Ensign Group Inc. ...................................... 466,681
32,032 The Pennant Group Inc.† .................................. 410,330
18,848 Zimvie Inc.† ....................................................... 301,757
4,426,269
Hotels and Gaming  — 3.6%
9,936 Gaming and Leisure Properties Inc., REIT ...... 455,665
13,274 VICI Properties Inc., REIT ................................. 395,432
4,764 Wyndham Hotels & Resorts Inc. ...................... 313,090
1,164,187
Metals and Mining  — 0.7%
3,084 Kaiser Aluminum Corp. .................................... 243,914
Retail  — 3.5%
12,158 Bath & Body Works Inc. .................................... 327,293
4,947 Penske Automotive Group Inc. ......................... 517,902
10,795 Victoria's Secret & Co.† ..................................... 301,936
1,147,131
Specialty Chemicals  — 2.6%
4,990 Ashland Global Holdings Inc. .......................... 514,219
11,096 Valvoline Inc. ..................................................... 319,898
834,117
TOTAL COMMON STOCKS ......................... 31,681,170

KEELEY Small-Mid Cap Value Fund
Schedule of Investments (Continued)—June 30, 2022 (Unaudited)
2
__________
Shares
Market
Value
WARRANTS  — 0.0%
Financial Services  — 0.0%
7,906 Anzu Special Acquisition Corp. I, expire
12/31/27† ......................................................... $ 987
11,202 Tastemaker Acquisition Corp., expire
12/31/25† ......................................................... 886
7,970 TLG Acquisition One Corp., expire 01/25/28† . 638
TOTAL WARRANTS ....................................... 2,511
SHORT TERM INVESTMENT  — 2.1%
Other Investment Companies  — 2.1%
666,550 Fidelity Government Portfolio, Cl. I, 1.210%* . 666,550
TOTAL INVESTMENTS — 100.0%
(Cost $27,446,332) ........................................... $ 32,350,231
* 1 day yield as of June 30, 2022.
† Non-income producing security.
REIT Real Estate Investment Trust